NOTE 12 - COMMITMENTS AND CONTINGENCIES 525 (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021
Other Commitments [Line Items]
Operating Lease, Payments		$ 1,969	$ 3,045
Deferred Compensation Arrangement with Individual, Shares Issued	102,040
Saunders [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description		The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering. See Note 13 for a detail of employment terms amended subsequent to March 31, 2022.			The Company has entered into an employment agreement with Steven Saunders, our Chief Commercial Officer and Director. The term is three years commencing July 1, 2021. Mr. Saunders is to receive monthly cash compensation of $15,000 reduced by $3,820 until at least $5,000,000 funding has been received through the S-1 offering.
Morris [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description				The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.	The Company entered into employment agreement with Stephen Morris, our Founder and Chief Technology Officer, the term is three years commencing July 1, 2021. Mr. Morris is to receive monthly cash compensation of $15,000 reduced by $4,790 until at least $5,000,000 has been received through the S-1 offering.
Willard [Member]
Other Commitments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description				The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the company and as Director. The term is 1 year commencing August 15,2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $3,000 until at least $5,000,000 funding has been received through the S-1 offering. Mr. Willard was also granted a signing bonus of 102,040 restricted shares, which were issued in June 2021. See Note 13 for a detail of employment terms amended subsequent to March 31, 2022.	The Company has entered into an employment agreement with Rik Willard to act as Chief Executive Officer of the company and as Director. The term is 1 year commencing August 15, 2021. Mr. Willard is to receive monthly cash compensation of $15,000 reduced by $7,500 until at least $5,000,000 funding has been received through the S-1 offering
Scotland Premisis [Member]
Other Commitments [Line Items]
Operating Lease, Payments					$ 11,128	$ 10,800
Lessee, Operating Lease, Renewal Term			12 months		12 months
Operating Lease, Cost					$ 1,000
New York Premisis [Member]
Other Commitments [Line Items]
Operating Lease, Payments		$ 600	$ 0		1,200	$ 0
Lessee, Operating Lease, Renewal Term							12 months
Operating Lease, Cost		$ 200			$ 200